WARRANTS (Details Narrative)								1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended
	Apr. 10, 2024 shares	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares shares	Feb. 05, 2021 shares	Feb. 03, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 24, 2023 USD ($)	Oct. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issued						2,444,444	8,200,000
Issue price | $ / shares			$ 0.40	$ 0.30	$ 0.40	$ 0.225					$ 0.20
Warrants purchase	23,270,249							23,270,249
Fair value recognized | $													$ 1,232,253
Warrants issued		1,232,253									167,912
Warrants asset (Note 13.2) | $									$ 1,761,382	$ 3,832,792	$ 1,361,366	$ 1,761,382
Exercise Price | $ / shares			$ 0.28		$ 0.25
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						23,162,579
Voting shares									10,000,000		10,000,000
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)									8,500,000		8,500,000	8,500,000
Warrants purchase									8,500,000		8,500,000
Exercise Price | $ / shares									$ 0.29	$ 0.225
Warrants Outstanding									31,770,249	8,500,000		31,770,249
Remaining Contractual Life (Years)										4 years 7 days
Warrants [member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares									$ 0.25	$ 0.225
Warrants Outstanding										8,500,000
Remaining Contractual Life (Years)									1 year 11 months 1 day	4 years 7 days
Expiry Date									Dec. 02, 2025	Oct. 05, 2028
Agent for March 2021 brokered private placement of special warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						1,127,758
Advisory Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						113,500